Significant Contingent Liabilities and Unrecognized Commitments	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Significant Contingent Liabilities and Unrecognized Commitments
3 7.	SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTS
In addition to those disclosed in other notes, significant commitments and contingencies of the Group as of each balance sheet date were as follows:

a.	As of December 31, 2023 and 2024, unused letters of credit of the Group were approximately NT$134,000 thousand and NT$3,139,000 thousand (US$95,730 thousand), respectively.

b.
As of December 31, 2023 and 2024, letters of bank guarantee provided to customs for the import and export of goods with bank facilities granted to the Group were approximately NT$645,255 thousand and NT$708,130 thousand (US$21,596 thousand), respectively.

c.
As of December 31, 2023 and 2024, the Group’s outstanding commitments to purchase property, plant and equipment were approximately NT$56,943,589 thousand and NT$118,263,200 thousand (US$3,606,685 thousand), respectively, of which NT$9,016,441 thousand and NT$5,890,890 thousand (US$179,655 thousand) had been prepaid, respectively.

d.	The Group entered into long-term purchase agreements of materials and supplies with multiple suppliers. The relative minimum purchase quantity is specified in the agreements.

e.
The Group entered into long-term agreements with multiple customers. The relative minimum order quantity from customers and minimum purchase quantity of materials from suppliers are specified in the agreements.

f.
In consideration of corporate social responsibility, the board of directors of ASE resolved the contributions of
 NT$
10,000
thousand (US$
305
thousand) in December 2024, to ASE Cultural and Educational Foundation for promoting the cultural and educational activities.

g.
In December 2013, in consideration of corporate social responsibility for environmental protection, the board of directors of ASE, approved the contributions of at least NT$100,000 thousand annually to be made in the next 30 years, with a total amount of at least NT$3,000,000 thousand, for promoting environmental protection efforts in Taiwan. In December 2024, the board of directors of ASE resolved the contributions
of NT$100,000 thousand (US$3,050 thousand) to ASE Environmental Protection and Sustainability Foundation.